SUPPLEMENTAL CASH FLOW INFORMATION - Cash Income Taxes and Interest Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Income Taxes and Interest Payments
Income taxes paid	$ 30,289	$ 26,061	$ 5,500
Interest paid	$ 16,554	$ 24,399	$ 25,808